Summary of Outstanding Borrowings and Borrowing Capacities (Detail) - USD ($)	Sep. 30, 2021	May 31, 2021	Apr. 30, 2021	Feb. 28, 2021
Debt Instrument [Line Items]
Total Borrowing	$ 5,182,884,000
Available Borrowing, as limited by the Borrowing Base	245,057,000
Current and Available Borrowing, as limited by the Borrowing Base	5,427,941,000
Total Commitment	6,108,785,000
TL Revolving Credit Facility
Debt Instrument [Line Items]
Total Borrowing	1,167,858,000
Available Borrowing, as limited by the Borrowing Base	226,934,000
Current and Available Borrowing, as limited by the Borrowing Base	1,394,792,000
Total Commitment	1,500,000,000
TL 2019 Term Loan
Debt Instrument [Line Items]
Total Borrowing	141,339,000
Current and Available Borrowing, as limited by the Borrowing Base	141,339,000
Total Commitment	141,339,000			$ 70,270,000
TL 2021 Term Loan
Debt Instrument [Line Items]
Total Borrowing	67,155,000
Current and Available Borrowing, as limited by the Borrowing Base	67,155,000
Total Commitment	67,155,000
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
Total Borrowing	906,241,000
Available Borrowing, as limited by the Borrowing Base	18,123,000
Current and Available Borrowing, as limited by the Borrowing Base	924,364,000
Total Commitment	1,500,000,000	$ 1,200,000,000	$ 1,500,000,000
T M C L Seven Twenty Twenty Dash One Bonds
Debt Instrument [Line Items]
Total Borrowing	399,418,000
Current and Available Borrowing, as limited by the Borrowing Base	399,418,000
Total Commitment	399,418,000
TMCL VII 2020-2 Bonds
Debt Instrument [Line Items]
Total Borrowing	550,158,000
Current and Available Borrowing, as limited by the Borrowing Base	550,158,000
Total Commitment	550,158,000
TMCL VII 2020-3 Bonds
Debt Instrument [Line Items]
Total Borrowing	200,889,000
Current and Available Borrowing, as limited by the Borrowing Base	200,889,000
Total Commitment	200,889,000
TMCL VII 2021-1 Bonds
Debt Instrument [Line Items]
Total Borrowing	524,333,000
Current and Available Borrowing, as limited by the Borrowing Base	524,333,000
Total Commitment	524,333,000
TMCL VII 2021-2 Bonds
Debt Instrument [Line Items]
Total Borrowing	629,493,000
Current and Available Borrowing, as limited by the Borrowing Base	629,493,000
Total Commitment	629,493,000
TMCL VII 2021-3 Bonds
Debt Instrument [Line Items]
Total Borrowing	596,000,000
Current and Available Borrowing, as limited by the Borrowing Base	596,000,000
Total Commitment	$ 596,000,000